Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Currrent		Non-Current
Other non-financial assets	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$

VAT Tax Credit and Other Taxes	19,497,233	11,281,502	19,799,224	29,198,027
Prepaid expenses	12,329,859	4,711,173	-	-
Guarantee deposit	-	-	1,879,019	1,902,479
PPM water rights	-	-	7,670,114	6,544,100
Spare parts with consumption schedule over 12 months	-	-	5,773,991	4,324,153
Other	2,807,471	6,413,413	2,927,836	2,639,253

Total	34,634,563	22,406,088	38,050,184	44,608,012

Schedule of other non-financial liabilities

	Currrent		Non-Current
Other non-financial liabilities	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$

VAT and Other Taxes due	31,616,664	56,341,865		-
Reimbursable financial contributions	-	-	1,302,759	226,653
Splices	9,283,177	10,456,081		-
Transfer of networks	2,845,708	1,786,635		-
Products and services	1,088,498	1,502,411		-
Other	674,336	1,221,990		-

Total	45,508,383	71,308,982	1,302,759	226,653